Shareholders' Equity (Details Narrative) (10-K) - USD ($)				1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 27, 2017	Mar. 27, 2017	Jan. 06, 2017	Nov. 30, 2015	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Number of shares issued for services rendered, value					$ 718,200		$ 2,481,000
Proceeds from issuance of common stock					1,068,000	$ 400,000	455,000
Common stock value issued					$ 41,231		$ 38,522	2,972
Number of shares granted							3,000,000
Stock-based compensation					$ 500,417		$ 3,287,500	111,000
Stock Options [Member]
Stock-based compensation							274,096
Options outstanding intrinsic value							$ 4,890,000
Unvested Stock Options [Member]
Common stock vesting period							2 years
Compensation cost							$ 561,671
Common Stock [Member]
Number of shares issued for services rendered					465,000		1,717,000
Number of shares issued for services rendered, value					$ 465		$ 172
Two Employees [Member]
Fair value of options granted								$ 11,000
Number of shares issued with fair value under agreement								20,000
Stock based compensation, amortized							100,000	$ 111,000
Consulting Agreement [Member]
Number of common stock shares issued, value							$ 2,287,000
Number of shares issued for services rendered					465,000		1,427,000
Number of shares issued for services rendered, value					$ 718,200		$ 2,481,000
Employment Agreement [Member]
Number of common stock shares issued			5,411,765
Number of common stock shares issued, value			$ 2,760,000
Stock-based compensation			$ 300,000			300,000
Number of shares issued with fair value under agreement			300,000
Stock based compensation, amortized			$ 835,767		16,667	25,000
Stock options granted price per share			$ 0.60
Common share options vesting percent			33.30%
Employment Agreement [Member] | Chief Executive Officer [Member]
Number of shares issued for services rendered		5,411,765
Number of shares issued for services rendered, value		$ 2,760,000
Number of shares granted							3,000,000
Fair value of options granted							$ 835,767
Stock options granted price per share							$ 0.60
Common share options vesting percent							33.33%
Employment Agreement [Member] | Chief Executive Officer [Member] | Common Stock [Member]
Number of shares issued for services rendered		784,314
Number of shares issued for services rendered, value		$ 400,000
Proceeds from issuance of common stock		100,000
Common stock value issued		$ 300,000
Four Year Employment Agreement [Member] | Stanley L. Teeple [Member]
Number of shares granted	1,000,000
Number of shares vested	250,000
Fair value of options granted	$ 1,710,000						$ 1,710,000
Stock-based compensation							427,500
Amortization					$ 1,282,000		$ 1,282,000
Common stock vesting period					3 years		3 years
Stock based compensation, amortized					$ 106,875
Four Year Employment Agreement [Member] | Stanley L. Teeple [Member] | Signing of Employment Agreement [Member]
Number of shares vested	250,000
Four Year Employment Agreement [Member] | Employees [Member]
Number of shares granted				500,000
Fair value of options granted				$ 400,000			$ 100,000	$ 100,000
Stock-based compensation					$ 16,667	$ 25,000
Common stock vesting period				4 years
Number of shares issued with fair value under agreement							125,000
Private Placement Offerings [Member]
Number of common stock shares issued							511,957
Number of common stock shares issued, value							$ 455,000